ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES - Accounts payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES
Accounts payable for operating expenses	¥ 481,597	¥ 511,049
Accounts payable for purchase of property and equipment	2,111,708	2,238,847
Accounts payable	¥ 2,593,305	¥ 2,749,896